ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 360	$ 304	$ 234
Charge-offs
Recoveries
Provisions	58	56	70
ALLL balance at June 30	418	360	304
Individually evaluated for impairment
Collectively evaluated for impairment				418	360	304
Total ALLL balance	360	360	234	418	360	304
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	222	125	103
Charge-offs
Recoveries
Provisions	83	97	22
ALLL balance at June 30	305	222	125
Individually evaluated for impairment
Collectively evaluated for impairment				35	222	125
Total ALLL balance	222	222	103	305	222	125
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	57	63	14
Charge-offs
Recoveries
Provisions	(27)	(6)	49
ALLL balance at June 30	30	57	63
Individually evaluated for impairment
Collectively evaluated for impairment				30	57	63
Total ALLL balance	57	57	14	30	57	63
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	7	9	5
Charge-offs
Recoveries
Provisions	(2)	(2)	4
ALLL balance at June 30	5	7	9
Individually evaluated for impairment
Collectively evaluated for impairment				5	7	9
Total ALLL balance	7	7	5	5	7	9
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	22	30	12
Charge-offs
Recoveries
Provisions	(2)	(8)	18
ALLL balance at June 30	20	22	30
Individually evaluated for impairment
Collectively evaluated for impairment				20	22	30
Total ALLL balance	22	22	12	20	22	30
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	16	34	45
Charge-offs
Recoveries
Provisions	4	(18)	(11)
ALLL balance at June 30	20	16	34
Individually evaluated for impairment
Collectively evaluated for impairment				20	16	34
Total ALLL balance	16	16	45	20	16	34
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	29	37	47
Charge-offs
Recoveries
Provisions	5	(8)	(10)
ALLL balance at June 30	34	29	37
Individually evaluated for impairment
Collectively evaluated for impairment				34	29	37
Total ALLL balance	29	29	47	34	29	37
Commercial Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	7	6	8
Charge-offs
Recoveries
Provisions	(3)	1	(2)
ALLL balance at June 30	4	7	6
Individually evaluated for impairment
Collectively evaluated for impairment				4	7	6
Total ALLL balance	$ 7	$ 7	$ 8	$ 4	$ 7	$ 6